Intangible Assets and Goodwill - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Weighted-average amortization period of intangible assets consisted of time-charter contracts	20 years 8 months 12 days
Amortization of intangible assets	$ 8.9	$ 8.9	$ 8.9
Amortization expense of intangible assets, 2020	8.9
Amortization expense of intangible assets, 2021	8.4
Amortization expense of intangible assets, 2022	6.2
Amortization expense of intangible assets, 2023	4.5
Amortization expense of intangible assets, 2024	$ 1.5
Goodwill impairment			$ 0.8